As filed with the Securities and Exchange Commission on March 5, 2015

File Nos.
033-41340
811-06336

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	54 [X]

And/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No.	56 [X]

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (650) 312-2000

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

This Amendment to the registration statement of the Registrant on Form N-1A relates only to the Franklin India Growth Fund, Franklin World Perspectives Fund and Templeton Foreign Smaller Companies Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 4th day of March, 2015.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

(Registrant)

By:   /s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this

Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON* Edward B. Jamieson	President and Chief Executive Officer-Investment Management Dated: March 4, 2015

LAURA F. FERGERSON* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: March 4, 2015

GASTON GARDEY* Gaston Gardey	Chief Financial Officer, Chief Accounting Officer and Treasurer Dated: March 4, 2015

HARRIS J. ASHTON*	Trustee
Harris J. Ashton	Dated: March 4, 2015

MARY C. CHOKSI*	Trustee
Mary C. Choksi	Dated: March 4, 2015

SAM GINN*	Trustee
Sam Ginn	Dated: March 4, 2015

EDITH E. HOLIDAY* Edith E. Holiday	Trustee Dated: March 4, 2015

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated: March 4, 2015

RUPERT H. JOHNSON, JR.*	Trustee
Rupert H. Johnson, Jr.	Dated: March 4, 2015

J. MICHAEL LUTTIG*	Trustee
J. Michael Luttig	Dated: March 4, 2015

FRANK A. OLSON*	Trustee
Frank A. Olson	Dated: March 4, 2015

LARRY D. THOMPSON*	Trustee
Larry D. Thompson	Dated: March 4, 2015

JOHN B. WILSON*	Trustee
John B. Wilson	Dated: March 4, 2015

*By   /s/Karen L. Skidmore

Karen L. Skidmore, Attorney-in-Fact

(pursuant to Power of Attorney previously filed)

 EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase